Commercial Mortgage Loans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Receivables [Abstract]
Composition and Summary of Loan Portfolio
The following table is a summary of the Company's commercial mortgage loan portfolio:

		September 30, 2016			December 31, 2015
Loan Type	Property Type	Par Value		Percentage	Par Value		Percentage
		(In thousands)			(In thousands)
Senior	Student Housing — Multifamily	$17,200		100.0%	$17,200		21.6%
Senior	Retail	—	(1)	—%	18,150	(1)	22.7%
Senior	Hospitality	—	(1)	—%	44,500	(1)	55.7%
		$17,200		100.0%	$79,850		100.0%
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(1)	These loans were classified as held for sale as of December 31, 2015 and were sold during the nine months ended September 30, 2016 for $56.9 million.
For the nine months ended September 30, 2016 and 2015, the activity on the Company's commercial mortgage loans, held for investment, was as follows:

	Nine Months Ended
(In thousands)	September 30, 2016	September 30, 2015
Beginning balance	$17,135	$—
Originations	—	79,410
Discount accretion and premium amortization (1)	28	16
Ending balance	$17,163	$79,426
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(1)	Includes amortization of capitalized origination fees and expenses.

As of December 31, 2015, the Company's commercial mortgage loan portfolio consisted of three loans:

			December 31, 2015
Balance sheet classification	Loan Type	Property Type	Par Value	Percentage
			(In thousands)
Commercial mortgage loan held for investment, net	Senior	Student Housing — Multifamily	$17,200	21.6%
Assets held for sale	Senior	Retail	18,150	22.7%
Assets held for sale	Senior	Hospitality	44,500	55.7%
			$79,850	100.0%
For the year ended December 31, 2015, the activity in the Company's loan portfolio was as follows:

(In thousands)	Year Ended December 31, 2015
Beginning balance	$—
Originations	79,410
Reclassifications to assets held for sale	(56,884)
Loss on assets held for sale	(5,476)
Discount accretion and premium amortization (1)	85
Ending balance	$17,135
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(1)	Includes amortization of capitalized origination fees and expenses.

Summary of Credit Characteristics
As part of the Company's process for monitoring the credit quality of its loans, it performs a quarterly loan portfolio assessment and assigns risk ratings to each of its performing loans. The loans are scored on a scale of 1 to 5 as follows:

Investment Rating	Summary Description
1	Investment exceeding fundamental performance expectations and/or capital gain expected. Trends and risk factors since time of investment are favorable.
2	Performing consistent with expectations and a full return of principal and interest expected. Trends and risk factors are neutral to favorable.
3	Performing investments requiring closer monitoring. Trends and risk factors show some deterioration.
4	Underperforming investment with some loss of interest expected but still expecting a positive return on investment. Trends and risk factors are negative.
5	Underperforming investment with expected loss of interest and some principal.

As part of the Company's process for monitoring the credit quality of its loans, it performs a quarterly loan portfolio assessment and assigns risk ratings to each of its performing loans. The loans are scored on a scale of 1 to 5 as follows:

Investment Rating	Summary Description
1	Investment exceeding fundamental performance expectations and/or capital gain expected. Trends and risk factors since time of investment are favorable.
2	Performing consistent with expectations and a full return of principal and interest expected. Trends and risk factors are neutral to favorable.
3	Performing investments requiring closer monitoring. Trends and risk factors show some deterioration.
4	Underperforming investment with some loss of interest expected but still expecting a positive return on investment. Trends and risk factors are negative.
5	Underperforming investment with expected loss of interest and some principal.